Maxim Invesco Small-Cap Value Portfolio
Portfolio Summary Maxim Invesco Small-Cap Value Portfolio
Investment Objective
The Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Maxim Invesco Small-Cap Value Portfolio	Initial Class	Class L
Management Fees	1.40%	1.40%
Distribution (12b-1) Fees	none	0.25%
Other Expenses	none	none
Total Annual Portfolio Operating Expenses	1.40%	1.65%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Invesco Small-Cap Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	143	443	766	1,680
Class L	168	520	897	1,955

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 127.30% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will normally invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of small capitalization companies. The principal type of equity securities purchased by the Portfolio is common stock. The Portfolio considers a company to be a small capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalization company included in the Russell 2000® Value Index ($3.7 billion as of December 31, 2011). The Portfolio uses the Russell 2000® Value Index as a guide in structuring and selecting its investments, but will invest in both benchmark index and non-benchmark index securities. Over time the capitalizations of the companies in the Russell 2000® Value Index will change. As they do, the size of the companies in which the Portfolio invests may change. If the market capitalization of a company held by the Portfolio moves outside the range of the Russell 2000® Value Index, the Portfolio may, but is not require to, sell the securities. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio may invest up to 20% of its assets in foreign securities and up to 20% of its assets in fixed income securities. The Portfolio may also invest in derivative instruments such as future contracts and equity linked derivatives including exchange traded funds.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk - Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	22.55%
Worst Quarter	September 2011	-21.29%

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns - Maxim Invesco Small-Cap Value Portfolio	One Year	Since Inception	Inception Date
Initial Class	(6.02%)	1.74%	May 15, 2008
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	0.59%	May 15, 2008